Investment in equity investees (Details 2) ¥ in Millions, $ in Millions				1 Months Ended		3 Months Ended			12 Months Ended				48 Months Ended
	Jun. 18, 2021 CNY (¥) shares	Jun. 05, 2020 CNY (¥)	Apr. 26, 2016	Mar. 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item	Jun. 30, 2021 CNY (¥)
Equity method investments
Investments accounted for under the equity method							¥ 36,254		¥ 28,952		¥ 36,254
Equity method investment with the investment cost allocation
Carrying value of equity investment							36,254		28,952		36,254
Operating data:
Net profit/(loss)									9,691	$ 1,407	(4,467)	¥ 49,337
Balance sheet data:
Current assets							299,672		351,074		299,672			$ 50,901
Non-current assets							196,835		244,176		196,835			35,402
Current liabilities							221,636		266,561		221,636			38,648
Non-current liabilities							28,087		54,566		28,087			7,910
Non-controlling interests							36,661		60,167		36,661			8,723
Additional paid-in capital							182,578		184,041		182,578			$ 26,683
Impairment charges									1,969	$ 285	574	208
Equity Method Investments [Member]
Operating data:
Revenues									160,554		145,582	140,263
Gross profit									47,369		39,736	45,590
Income/(loss) from operation									(2,158)		1,877	5,157
Net profit/(loss)									(1,583)		(250)	2,680
Net income/(loss) attributable to ordinary shareholders									(1,327)		675	3,292
Balance sheet data:
Current assets							150,304		149,946		150,304
Non-current assets							140,872		142,288		140,872
Current liabilities							109,790		116,158		109,790
Non-current liabilities							49,919		54,494		49,919
Non-controlling interests							973		623		973
Share of results of equity investees
Equity method investment with the investment cost allocation
Impairment charges in connection with the equity method									1,316		5,514	488
Yonghui Group
Equity method investments
Investments accounted for under the equity method							4,592		¥ 4,056		4,592
Percentage of the equity interests on a fully diluted basis (in percentage)									13.40%					13.40%
Number of board seat held | item									1					1
Total consideration in cash									¥ 6,462
Number of board seats | item									9					9
Dividend received									¥ 24		25	147
Equity method investment with the investment cost allocation
Carrying value of equity investment							4,592		4,056		4,592
Proportionate share of investee's net tangible assets and intangible assets							2,225		1,768		2,225
Positive/(negative) basis difference							2,367		2,288		2,367
Positive (negative) basis difference has been assigned to goodwill							1,111		1,111		1,111
Positive (negative) basis difference has been assigned to amortizable intangible assets							1,674		1,569		1,674
Positive (negative) basis difference has been assigned to deferred tax liabilities							(418)		¥ (392)		(418)
Weighted average remaining life of the amortizable intangible assets									13 years	13 years
Aggregate market values							4,921		¥ 4,435		4,921
Balance sheet data:
Impairment charges								¥ 1,492
Dada Group
Equity method investments
Investments accounted for under the equity method							6,075				6,075
Percentage of the issued and outstanding ordinary shares (in percentage)									46.00%					46.00%
Number of board seat held | item									3					3
Total consideration in cash												703	¥ 3,513
Number of board seats | item									9					9
Total consideration for equity investment												5,723	5,723
Equity method investment with the investment cost allocation
Carrying value of equity investment							6,075				6,075
Proportionate share of investee's net tangible assets and intangible assets							2,136				2,136
Positive/(negative) basis difference							3,939				3,939
Positive (negative) basis difference has been assigned to goodwill							3,893				3,893
Positive (negative) basis difference has been assigned to amortizable intangible assets							61				61
Positive (negative) basis difference has been assigned to deferred tax liabilities							(15)				(15)
Aggregate market values							9,106				9,106
Balance sheet data:
Deemed disposal gain		¥ 5,229
Dada Group | Supply chain support
Equity method investments
Estimated useful lives (in years)			10 years
Dada Group | Traffic and other additional support
Equity method investments
Estimated useful lives (in years)			7 years
Dada Group | Non-compete Agreement
Equity method investments
Estimated useful lives (in years)			7 years
JD Technology
Equity method investments
Investments accounted for under the equity method									¥ 11,354						¥ 2,620
Percentage of the issued and outstanding ordinary shares (in percentage)				41.70%	36.80%
Total consideration in cash				¥ 4,000	¥ 1,780
Equity method investment with the investment cost allocation
Carrying value of equity investment									11,354						¥ 2,620
Balance sheet data:
Additional paid-in capital							(901)				(901)
Percentage of equity interest				41.70%
ATRenew
Equity method investments
Investments accounted for under the equity method							2,832		¥ 1,449		2,832
Percentage of the issued and outstanding ordinary shares (in percentage)									33.00%					33.00%
Number of board seat held | item									2					2
Total consideration in cash	¥ 321
Number of board seats | item									7					7
Total consideration for equity investment							129				129	¥ 4,141	¥ 4,141
Common Stock Shares Subscribed | shares	2,333,333
Equity method investment with the investment cost allocation
Carrying value of equity investment							2,832		¥ 1,449		2,832
Proportionate share of investee's net tangible assets and intangible assets							2,209		2,080		2,209
Positive/(negative) basis difference							623		(631)		623
Positive (negative) basis difference has been assigned to goodwill							35				35
Positive (negative) basis difference has been assigned to amortizable intangible assets							784		(450)		784
Positive (negative) basis difference has been assigned to deferred tax liabilities							(196)		(181)		(196)
Aggregate market values							2,832		1,505		¥ 2,832
Gain (loss) from changes in fair value of product	¥ 2,305
Balance sheet data:
Impairment charges						¥ 1,191	¥ 3,909
ATRenew | Ordinary shares
Equity method investments
Total consideration for equity investment									¥ 41